SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule Of Revenues From Sales To Unaffiliated Customers) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of reportable segments | item	1
Revenues	$ 262,881	$ 285,583	$ 343,874
Property and equipment, net	31,748	34,865
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	38,165	42,474	41,384
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	44,832	42,439	38,919
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	23,497	25,614	23,690
Asia-Pacific and Middle East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	47,677	53,948	47,320
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	62,047	49,748	131,201
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	46,663	71,360	$ 61,360
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	26,423	29,165
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 5,325	$ 5,700